Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2011
Registrant Name	dei_EntityRegistrantName	LORD ABBETT DEVELOPING GROWTH FUND INC /NEW/
Central Index Key	dei_EntityCentralIndexKey	0000276914
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2011
Prospectus Date	rr_ProspectusDate	Dec. 01, 2011